Financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial instruments [text block] [Abstract]
Schedule of financial assets, other than cash and short-term deposits
	June 30 2021 £’000	December 31 2020 £’000
Debt instruments at amortised cost
Trade receivables	12,715	7,243
Contract assets	153	599
Lease deposits	1,954	2,653
	14,822	10,495

Current	14,822	10,495
Non-current	—	—

	December 31 2020	December 31 2019	December 31 2018
	£‘000	£’000	£’000
Debt instruments at amortized cost
Trade receivables	7,243	291	—
Contract assets	599	8	—
Lease deposits	2,653	1,675	—
Total financial assets	10,495	1,974	—

Schedule of interest bearing loans and borrowings
	Interest rate %	Maturity	December 31 2020	December 31 2019	December 31 2018
			£‘000	£’000	£’000
Current
Lease liabilities	1 – 7%	Within one year	6,540	1,510	—
Stocking loan	Base rate + 1 – 3.75%	On earlier of sale of underlying vehicle or 120/.180 days	86,709	32,477	—
Mortgages	2 – 4%	Within one year	1,368	—	—

Non-Current
Lease liabilities	1 – 7%	2022 – 2040	41,508	4,358	—
Mortgages	2 – 4%	2022 – 2025	2,126	—	—

Schedule of the group’s profit before tax is affected through the impact on floating rate borrowings
	Increase/ decrease in basis points	Effect on profit before tax 2020	Effect on profit before tax 2019
		£’000	£’000
LIBOR	+10	44	10
LIBOR	-10	(44)	(10)

Schedule of the maturity profile of the group’s financial liabilities based upon contractual undiscounted payments
2020	Less than one year	1 to 5 years	Over 5 years	Total
	£‘000	£‘000	£‘000	£‘000
Stocking loans	86,709	—	—	86,709
Lease liabilities	7,603	25,243	21,052	53,898
Mortgages	1,385	2,230	—	3,615
Trade payables	12,668	—	—	12,668
Total	108,365	27,473	21,052	156,890
2019	Less than one year	1 to 5 years	Over 5 years	Total
	£‘000	£‘000	£‘000	£‘000
Stocking loans	32,477	—	—	32,477
Lease liabilities	1,429	4,943	—	6,372
Trade payables	1,867	—	—	1,867
Total	35,773	4,943	—	40,716
2018	Less than one year	1 to 5 years	Over 5 years	Total
	£‘000	£‘000	£‘000	£‘000
Stocking loans	—	—	—	—
Lease liabilities	—	—	—	—
Trade payables	107	—	—	—
Total	107	—	—	—

Schedule of changes in liabilities arising from financial activities
	Stocking loans	Lease liabilities	Mortgages	Total
	£‘000	£‘000	£‘000	£‘000
October 15, 2018	—	—	—	—
New leases	—	—	—	—
Issue of debt	—	—	—	—
Repayment	—	—	—	—
Accretion of interest	—	—	—	—
December 31, 2018	—	—	—	—
New leases	—	6,496	—	6,496
Issue of debt	42,825	—	—	42,825
Repayment	(10,348)	(693)	—	(11,041)
Accretion of interest	—	65	—	65
December 31, 2019	32,477	5,868	—	38,345
New leases	—	19,850	—	19,850
Acquisition of subsidiary	33,870	27,972	3,937	65,799
Issue of debt	216,444	—	—	216,444
Repayment	(196,082)	(6,294)	(443)	(202,819)
Accretion of interest	—	652	—	652
December 31, 2020	86,709	48,048	3,494	138,251

Schedule of stocking loans are used specifically by the group to finance the purchase of inventory
	2020	2019	2018
	£’000	£’000	£’000
Inventory	114,694	42,970	—
Stocking loans	(86,709)	(32,477)	—
Net inventory	27,985	10,493	—
Cash and cash equivalents	243,524	34,539	26,366

Schedule of financial liabilities held by the group
	June 30 2021 £’000	December 31 2020 £’000
Financial liabilities at amortised cost
Current:
Lease liabilities	14,125	6,540
Stocking loans	116,155	86,709
Mortgages	523	1,368
Warrants	6,648	—
	137,451	94,617
Non-current:
Lease liabilities	46,702	41,508
Mortgages	1,776	2,126
Warrants	—	—
	48,478	43,634